Segmented information	3 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Segmented information

14. Segmented information:

The Company operates in reportable business segments, the sale of Ad tech advertising, programmatic advertising, and content revenue, including the premium purchase for Rooplay Originals and recurring subscription revenues from Rooplay and Kidoz OS and the sale of licenses of Kidoz OS.

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision makers are the Chairman, Chief Executive Officer and President. The Company and the chief decision makers view the Company’s operations and manage its business as three operating segments, namely Ad tech advertising, programmatic advertising, and content revenue.

The Company had the following revenue by geographical region.

	Three Months ended March 31, 2024	Three Months ended March 31, 2023
Ad tech advertising revenue
Western Europe	$613,752	$563,957
Central, Eastern and Southern Europe	90,381	63,252
North America	905,780	764,298
Rest of World	85,227	146,539

Total ad tech advertising revenue	$1,695,140	$1,538,046

Programmatic advertising revenue
North America	78,715	68,070

Total Programmatic advertising revenue	78,715	68,070

Content revenue
Western Europe	$18,194	$18,465
Central, Eastern and Southern Europe	16	12
North America	311	333
Rest of World	695	48,760

Total content revenue	$19,216	$67,570

Total revenue
Western Europe	$631,946	$582,422
Central, Eastern and Southern Europe	90,397	63,264
North America	984,806	832,701
Rest of World	85,922	195,299

Total revenue	$1,793,071	$1,673,686

14.	Segmented information: (Continued)

Equipment

The Company’s equipment is located as follows:

Net Book Value	March 31, 2024	December 31, 2023

Canada	$17,168	$18,730
Israel	7,280	7,439
United Kingdom	3,957	3,065
Total equipment	$28,405	$29,234